16 PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) R$ in Thousands						1 Months Ended	12 Months Ended
	Dec. 23, 2019 BRL (R$)	Oct. 15, 2019 BRL (R$)	Dec. 27, 2018 BRL (R$)	Aug. 27, 2017 BRL (R$)	Apr. 08, 2013 BRL (R$)	Jan. 31, 2014 BRL (R$)	Dec. 31, 2019 BRL (R$) Numnber	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Number of lawsuits defendant | Numnber							7,590
Penalty fee				R$ 25,000
Profit earned		R$ 1,000,000					R$ 2,244,511	R$ 5,200,583	R$ 111,229
Payment paid	R$ 689,000
Municipality of Volta Redonda [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Penalty fee					R$ 35,000
Agreement [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Addition investment amount			R$ 21,000
Description of service allocated			30% of this amount being allocated to services of environmental interest, preservation works, improvement and recovery of the quality of the environment of Volta Redonda.
INEA [Member]
ProvisionForTaxSocialSecurityLaborCivilAndEnvironmentalRisksAndJudicialDepositsLineItems [Line Items]
Penalty fee						R$ 35,000